Segment Information and Sales to Significant Customers - Summary of Long-lived Assets by Geographic Area (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 794,287	$ 698,768
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	88,049	94,149
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	153,021	182,746
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	490,694	358,329
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	49,487	48,326
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 13,036	$ 15,218